Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Quantitative Information About Leases For Lessee [Abstract]
Summary of Right-of-use Assets

a.Right-of-use Assets

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Land and buildings
Handsets base stations	$6,845	$7,096
Others	1,916	1,708
Equipment	2,603	2,205
	$11,364	$11,009

	Year Ended December 31
	2019	2020
	NT$	NT$
	(In Millions)
Additions to right-of-use assets	$3,803	$3,796
Depreciation charge for right-of-use assets
Land and buildings
Handsets base stations	$2,728	$2,729
Others	821	786
Equipment	419	416
	$3,968	$3,931

Summary of Lease Liabilities	b.Lease liabilities
	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Lease liabilities
Current	$3,291	$3,382
Noncurrent	6,467	6,215
	$9,758	$9,597

Summary of Range of Discount Rate for Lease Liabilities

Ranges of discount rates for lease liabilities were as follows:

December 31
	2019	2020
Land and buildings
Handsets base stations	0.58%-1.18%	0.46%-1.18%
Others	0.58%-9.00%	0.46%-9.00%
Equipment	0.58%-4.50%	0.46%-2.99%

Summary of Total Cash Outflow for Leases

d.Other lease information

	Year Ended December 31
	2019	2020
	NT$	NT$
	(In Millions)
Expenses relating to low-value asset leases	$7	$8
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$6	$5
Total cash outflow for leases	$3,826	$3,776